Financial risk management (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Financial Instruments [Abstract]
Summary of Financial Instruments Held by the Company

At December 31, 2016, 2017 and 2018, financial instruments held by the Company are comprised of the following:

	December 31, 2016		December 31, 2017		December 31, 2018
Financial assets
Cash and cash equivalents	Ps.	5,188,138	Ps.	7,730,143	Ps.	6,151,457
Receivables		607,544		997,370		1,395,362
Derivative financial instruments		72,454		106,815		136,457
Financial liabilities at amortized cost
Long-term debt securities	Ps.	5,200,000	Ps.	9,000,000	Ps.	9,000,000
Current and long term bank loans		4,614,276		4,252,258		4,535,863
Accounts payable		891,611		1,037,155		1,028,737

Summary of Exposure to Credit Risk and Expected Credit Losses for Accounts Receivable

Following table presents information on the exposure to credit risk and expected credit losses for accounts receivable from customers as of December 31, 2018.

Balance of the trade account receivables as of December 31, 2018	Weighted average loss rate	Current balance of the Trade account		Amount of credit loss		Credit impaired

Current (not past due)	0.54%	Ps.	1,319,676	Ps.	7,126	No
1 to 30 days past due	4.48%		70,073		3,141	No
31 to 60 days past due	17.91%		25,934		4,645	No
61 to 90 days past due	31.0%		14,482		4,489	No
More than 90 days past due	15.1%		92		14	Yes
Legal	100.0%		13,780		13,780	Yes
		Ps.	1,444,037	Ps.	33,195

Summary of Company's Contractual Maturities for its Financial Liabilities, Including the Interest to be Paid

Following is a table with a summary of the Company’s contractual maturities for its financial liabilities, including the interest to be paid, as of December 31, 2016, 2017 and 2018:

	December 31, 2016
	Weighted average of effective interest rate	Less than 1 month		From 1 to 3 months		From 3 months to 1 year		From 1 year to 5 years		More than 5 years		Total
Long-term debt securities (fixed rate)		Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	1,500,000	Ps.	1,500,000
Long-term debt securities (variable rate)			—		—		—		3,700,000		—		3,700,000
Fixed rate loans			667		2,027		5,608		37,756		236,538		282,596
Variable rate bank loans			—		—		76,457		4,255,223		—		4,331,680
Fixed rate interest	9.85%		3,104		6,398		109,563		435,591		375,830		930,486
Variable rate interest	4.73%		16,626		38,363		162,507		531,713		—		749,209
Trade accounts payable	N/A		358,587		334,512		—		—		—		693,099
AMP	N/A		—		—		198,512		—		—		198,512
		Ps.	378,984	Ps.	381,300	Ps.	552,647	Ps.	8,960,283	Ps.	2,112,368	Ps.	12,385,582

	December 31, 2017
	Weighted average of effective interest rate	Less than 1 month		From 1 to 3 months		From 3 months to 1 year		From 1 year to 5 years		More than 5 years		Total
Long-term debt securities (fixed rate)		Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	1,500,000	Ps.	1,500,000
Long-term debt securities (variable rate)			—		—		—		7,500,000		—		7,500,000
Fixed rate loans			694		1,403		6,548		26,725		225,908		261,278
Variable rate bank loans			—		73,021		59,688		3,858,271		—		3,990,980
Fixed rate interest	9.85%		232		54,138		55,470		432,382		268,450		810,672
Variable rate interest	5.83%		54,308		124,786		520,229		1,656,383		—		2,355,706
Trade accounts payable	N/A		200,056		584,477		—		—		—		784,533
AMP	N/A		—		—		252,622		—		—		252,622
		Ps.	255,290	Ps.	837,825	Ps.	894,557	Ps.	13,473,761	Ps.	1,994,358	Ps.	17,455,791

	December 31, 2018
	Weighted average of effective interest rate	Less than 1 month		From 1 to 3 months		From 3 months to 1 year		From 1 year to 5 years		More than 5 years		Total
Long-term debt securities (fixed rate)		Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	1,500,000	Ps	1,500,000
Long-term debt securities (variable rate)			—		—		—		7,500,000		—		7,500,000
Fixed rate loans			—		—		—		—		225,307		225,307
Variable rate bank loans			—		—		—		4,200,331		110,225		4,310,556
Fixed rate interest	9.83%		2,664		56,198		79,990		555,088		391,014		1,084,954
Variable rate interest	6.91%		64,301		127,822		618,198		1,352,594		3,031		2,165,946
Trade accounts payable	N/A		189,894		540,467		—		—		—		730,361
AMP	N/A		—		—		298,376		—		—		298,376
		Ps.	256,859	Ps.	724,487	Ps.	996,564	Ps.	13,608,013	Ps.	2,229,577	Ps.	17,815,500

Summary of Sensitivity Analysis of the Company Financial Assets and Liabilities

Following is a sensitivity analysis of the Company financial assets and liabilities denominated in USD, if the peso were to depreciate or appreciate by 10%, which is the amount management considers reasonably possible of occurring at year end:

	USD amounts at December 31, 2018		Peso amounts at exchange rate of Ps. 19.6829 at December 31, 2018		Peso amounts if exchange rate would depreciate 10%		Peso amounts if exchange rate would appreciate 10%
Thousands of U.S. dollars:
Financial assets:
Cash and cash equivalents	186,252	Ps.	3,665,979	Ps.	3,332,708	Ps.	4,032,577
Trade accounts receivable	10,963		215,793		196,176		237,373
	197,215		3,881,773		3,528,884		4,269,950
Financial liabilities:
Accounts payable	(30,274)		(595,889)		(541,717)		(655,478)
Bank loans	(230,447)		(4,535,862)		(4,123,511)		(4,989,449)
Net liability position	(63,506)	Ps.	(1,249,979)	Ps.	(1,136,344)	Ps.	(1,374,977)

Summary of Variable Interest Rates to the Company is Exposed had been 100 Basis Points (Higher) or Lower Than the Interest Rate

The Company has financial debt denominated in pesos and U.S. dollars, which accrues interest at a variable rate based on TIIE 28-days, LIBOR 30-days in Mexico and LIBOR in MBJA, respectively. If the date of year end 2018, variable interest rates to which the Company is exposed had been 100 basis points (higher) or lower than the interest rate at year-end with the other variables remaining constant, the effect on net income and shareholders’ equity for the years ended December 31, 2016, 2017 and 2018 would be as follows:

	2016		2017		2018
Effect in case of interest rate increase in 100 basis points
Variable rate long term debt	Ps.	(64,031)	Ps.	(112,134)	Ps.	(121,747)
Effect in case of interest rate decrease in 100 basis points
Variable rate long term debt	Ps.	64,031	Ps.	112,134	Ps.	121,747

Summary of Ratio of the Shareholders' Equity to Total Liabilities

Following is the ratio of shareholders’ equity to total liabilities of the Company at the end of the reporting period:

	2016		2017		2018
Stockholders’ equity –controlling interest	Ps.	21,333,015	Ps.	21,028,215	Ps.	20,708,985
Total liabilities		13,646,893		17,440,763		17,778,352
Ratio of total stockholders’ equity to liabilities		1.6		1.2		1.2